Share-Based Compensation - Summary of Share-Based Compensation Expense by Award Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 7,540	$ 3,102	$ 1,188
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	7,069	3,102	1,188
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	18	0	0
Employee Stock Purchase Plan Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 453	$ 0	$ 0